Note 11. Lease Commitments	12 Months Ended
Dec. 31, 2012
Leases of Lessee Disclosure [Text Block]
Note 11. Lease Commitments

Avalon leases golf carts, machinery and equipment, and copiers under operating leases and land and land improvements under a capital lease. Future commitments under long-term, operating leases and capital lease at December 31, 2012 are as follows (in thousands):

	Capital	Operating	Total
2013	$15	$383	$398
2014	15	283	298
2015	15	206	221
2016	15	205	220
2017	15	112	127
After 2017	525	—	525
Total minimum lease payments	600	$1,189	$1,789
Less: Amounts representing interest	374
Present value of minimum payments	226
Less: Current portion of obligations under capital leases	2
Long-term portion of obligations under capital leases	$224

Rental expense included in the Consolidated Statements of Operations amounted to $437,000 in 2012 and $443,000 in 2011.